John Hancock Funds II

Supplement dated July 1, 2014 to the current Prospectus

Global Absolute Return Strategies Fund (the “Fund”)

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section of the Prospectus are revised and restated as follows:

Average daily net assets	Annual rate
First $200 million	1.30%
Next $300 million	1.25%
Next $2.5 billion	1.20%*
Next $2.5 billion	1.15%
Over $5.5 billion	1.12%
Over $7 billion	1.10%
Excess over $10 billion	1.07%

* Once aggregate net assets exceed $500 million, the rate applies retroactively to all assets at or below $3.0 billion.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV Prospectus

Global Absolute Return Strategies Fund (the “Fund”)

Effective July 1, 2014, the Advisory fees for the Fund under “Management fee for Global Absolute Return Strategies Fund” in the “Who’s who” section of the Prospectus are revised and restated as follows:

Average daily net assets	Annual rate
First $200 million	1.30%
Next $300 million	1.25%
Next $2.5 billion	1.20%*
Next $2.5 billion	1.15%
Over $5.5 billion	1.12%
Over $7 billion	1.10%
Excess over $10 billion	1.07%

* Once aggregate net assets exceed $500 million, the rate applies retroactively to all assets at or below $3.0 billion.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.